Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,581	$ 1,887	$ 4,301
Restricted cash	255	55
Prepaid expenses and other current assets	396	10	34
Total current assets	2,232	1,952	4,335
Property and equipment, net	8	10	13
Right of use asset, net	165
Restricted cash			55
Other assets	18	18	18
Total assets	2,423	1,980	4,421
Current liabilities
Accounts payable	1,201	491	703
Accrued liabilities	1,193	857	1,158
Operating lease liability	173
Convertible promissory notes - related party	6,000	4,500
Current portion of term loan, net of discount	3,820	3,812	1,711
Total current Liabilities	12,387	9,660	3,572
Term loan, net of current portion and discount			2,951
Warrant liability	234	140	42
Commitments and contingencies (Note 6)
Stockholders' deficit:
Common stock, $0.001 par value;148,000,000 shares authorized; 19,548,969 shares issued and outstanding as of December 31, 2017, December 31, 2018 and March 31, 2019 (unaudited)	20	20	20
Additional paid-in capital	812	728	419
Accumulated deficit	(39,741)	(37,279)	(31,294)
Total stockholders' deficit	(38,909)	(36,531)	(30,855)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	2,423	1,980	4,421
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	12,814	12,814	12,814
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock	$ 15,897	$ 15,897	$ 15,897